Supplement (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2012
Participant
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Explorer(tm) Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares for Participants dated February 26, 2013

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Stephens Investment Management Group, LLC (SIMG), to the Fund's investment advisory team. Effective immediately, SIMG will manage a modest portion of the Fund's assets.

SIMG and the Fund's six other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Sharess

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares

Management Expenses 0.48%

12b-1 Distribution Fee None

Other Expenses 0.03%

Total Annual Fund Operating Expenses1 0.51%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $52 $164 $285 $640

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 24 082013

Participant:
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Explorer(tm) Fund

Supplement to the Prospectus and Summary Prospectus for Admiral(tm) Shares for Participants dated February 26, 2013

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Stephens Investment Management Group, LLC (SIMG), to the Fund's investment advisory team. Effective immediately, SIMG will manage a modest portion of the Fund's assets.

SIMG and the Fund's six other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Admiral Shares

Sales Charge (Load) Imposed on Purchases None

Purchase Fee None

Sales Charge (Load) Imposed on Reinvested Dividends None

Redemption Fee None

Account Service Fee (for fund account balances below $10,000) $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Admiral Shares Admiral Shares

Management Expenses 0.32%

12b-1 Distribution Fee None

Other Expenses 0.02%

Total Annual Fund Operating Expenses1 0.34%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Example

The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Admiral Shares $35 $109 $191 $431

(c) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PSI 5024 082013

Retail
Supplement Text
Supplement Text:

[SHIP LOGO VANGUARD (R)]

Vanguard Explorer(tm) Fund

Supplement to the Prospectus and Summary Prospectus for Investor Shares and Admiral(tm) Shares dated February 26, 2013

Restructuring of the Investment Advisory Team

The board of trustees of Vanguard Explorer Fund has added Ste phens Investment Management Group, LLC (SIMG), to the Fund's investment advisory team. Effective immediately, SIMG will manage a modest portion of the Fund's assets.

SIMG and the Fund's six other investment advisors each independently select and maintain a portfolio of common stocks for the Fund. The Fund's board of trustees determines the proportion of the Fund's assets to be managed by each advisor and may change these proportions at any time.

The Fund's investment objective, primary investment strategies, and primary risks are not expected to change.

Prospectus and Summary Prospectus Text Changes

The text and tables under 'Fees and Expenses' are restated as follows:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

Investor Shares Admiral Shares

Sales Charge (Load) Imposed on Purchases None None

Purchase Fee None None

Sales Charge (Load) Imposed on Reinvested Dividends None None

Redemption Fee None None

Account Service Fee (for fund account balances below $10,000) $20/year $20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

Investor Shares Admiral Shares

Management Expenses 0.48% 0.32%

12b-1 Distribution Fee None None

Other Expenses 0.03% 0.02%

Total Annual Fund Operating Expenses1 0.51% 0.34%

1 The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year 3 Years 5 Years 10 Years

Investor Shares $52 $164 $285 $640

Admiral Shares $35 $109 $191 $431

(C) 2013 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor. PS 24 082013

Participant
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Fund Participant) Vanguard Explorer Fund	Vanguard Explorer Fund - Investor Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Fund Participant) Vanguard Explorer Fund		Vanguard Explorer Fund - Investor Shares
Management Expenses		0.48%
12b-1 Distribution Fee		none
Other Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	0.51%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Explorer Fund Participant) Vanguard Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Fund - Investor Shares	52	164	285	640

Participant:
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Fund Participant:) Vanguard Explorer Fund	Vanguard Explorer Fund - Admiral Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Fund Participant:) Vanguard Explorer Fund	Vanguard Explorer Fund - Admiral Shares
Management Expenses	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.34%

Expense Example, No Redemption (Vanguard Explorer Fund Participant:) Vanguard Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Fund - Admiral Shares	35	109	191	431

Retail
Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Explorer Fund Retail) Vanguard Explorer Fund (USD $)	Vanguard Explorer Fund - Investor Shares	Vanguard Explorer Fund - Admiral Shares
Sales charge (load) imposed on purchases	none	none
Purchase Fee	none	none
Sales charge (load) imposed on reinvested dividends	none	none
Redemption Fee	none	none
Account Service Fee (for fund account balances below $10,000)	20	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Explorer Fund Retail) Vanguard Explorer Fund	Vanguard Explorer Fund - Investor Shares		Vanguard Explorer Fund - Admiral Shares
Management Expenses	0.48%		0.32%
12b-1 Distribution Fee	none		none
Other Expenses	0.03%		0.02%
Total Annual Fund Operating Expenses	0.51%	[1]	0.34%
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Explorer Fund Retail) Vanguard Explorer Fund (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Explorer Fund - Investor Shares	52	164	285	640
Vanguard Explorer Fund - Admiral Shares	35	109	191	431

Shareholder Fees (Vanguard Explorer Fund, USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Explorer Fund - Investor Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20
Vanguard Explorer Fund - Admiral Shares
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	$ 20

Annual Fund Operating Expenses (Vanguard Explorer Fund)	12 Months Ended
Oct. 31, 2012
Vanguard Explorer Fund - Investor Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.48%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.51% [1]
Vanguard Explorer Fund - Admiral Shares
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.32%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.34%

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.

Expense Example, No Redemption (Vanguard Explorer Fund, USD $)	12 Months Ended
Oct. 31, 2012
Vanguard Explorer Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	$ 52
3 YEAR	164
5 YEAR	285
10 YEAR	640
Vanguard Explorer Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	35
3 YEAR	109
5 YEAR	191
10 YEAR	$ 431

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2012
Registrant Name	dei_EntityRegistrantName	Vanguard Explorer Fund
Central Index Key	dei_EntityCentralIndexKey	0000034066
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 12, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 12, 2013
Vanguard Explorer Fund | Participant
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 26, 2013
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	59.00%
Vanguard Explorer Fund | Participant:
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 26, 2013
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	59.00%
Vanguard Explorer Fund | Retail
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 26, 2013
Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
PortfolioTurnover, Rate	rr_PortfolioTurnoverRate	59.00%
Vanguard Explorer Fund | Vanguard Explorer Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.48%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.51% [1]
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	52
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	164
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	285
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	640
Vanguard Explorer Fund | Vanguard Explorer Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Expenses	rr_ManagementFeesOverAssets	0.32%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.34%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	109
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	191
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	431
[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.